FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Disclosure of maturity analysis for non-derivative financial liabilities [text block]
2016	Thousands of U.S. dollars
	Maturity (years)
	2017	2018	2019	2020	2021	More than 5 years	Total

Senior Secured Notes	22,128	22,128	22,128	333,192	-	-	399,576
Brazilian bonds—Debentures	42,188	78,593	90,081	-	-	-	210,862
Finance leases	2,010	1,079	491	56	-	-	3,636
Bank borrowings	27,537	25,785	24,215	1,948	-	-	79,485
Trade and other payables	206,483	618	-	-	-	-	207,101
Total financial liabilities	300,346	128,203	136,915	335,196	-	-	900,660

2017	Thousands of U.S. dollars
	Maturity (years)
	2018	2019	2020	2021	2022	More than 5 years	Total

Senior Secured Notes	24,500	24,500	24,500	24,500	424,500	-	522,500
Brazilian bonds—Debentures	5,943	5,566	5,276	4,901	4,458	2,026	28,170
Finance leases	5,128	4,261	1,907	887	442	-	12,625
Bank borrowings	30,994	24,225	4,373	558	438	-	60,588
Trade and other payables	208,532	8,094	-	-	-	-	216,626
Total financial liabilities	275,097	66,646	36,056	30,846	429,838	2,026	840,509

The Brazilian debentures contract established the following original repayment schedule:

2014	2015	2016	2017	2018	2019	Total
7.00%	11.00%	15.00%	18.00%	21.00%	28.00%	100.00%

2017	2018	2019	Total
7.07%	21.0%	28.0%	56.1%